UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

         Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [  ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [  ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [  ]

   X   Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001913984 (PMIT Residential Funding V LLC)

BRAVO Residential Funding Trust 2022-NQM2
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Kenton T. Smith, Authorized Person, 949-720-6652
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.        Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3, 99.4, 99.5, 99.6 and 99.7 for the related information.

Item 3.        Exhibits

99.1    Disclosures required by Rule 15Ga-2 for Mortgage Connect, LP

Schedule 1— Narrative

Schedule 2— Title Lien Report

Schedule 3— DQ Tax Report

99.2     Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1— Narrative

Schedule 2— Conditions Report — Conditions Summary

Schedule 3— Conditions Report — Conditions Detail

Schedule 4— Conditions Report — Loan Grades

Schedule 5— Loan Level Tape Compare

Schedule 6— Non ATR QM Upload

Schedule 7— Rating Agency ATR QM Data Field

Schedule 8— Valuations Report

Schedule 9— Waived Conditions

99.3     Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1— Narrative

Schedule 2— Securitization Report Suite – Loan Level Exceptions

Schedule 3— Securitization Report Suite – Exception Standard

Schedule 4— Securitization Report Suite – Valuation Securitization Report

Schedule 5— Securitization Report Suite – Securitization Ag

Schedule 6— Securitization Report Suite – Data Compare Report

Schedule 7— Securitization Report Suite – Non QM

99.4     Disclosures required by Rule 15Ga-2 for Recovco Mortgage Management, LLC

Schedule 1— Narrative

Schedule 2— Securitization Report Suite (Loanstream) – Rating Agency Grades

Schedule 3— Securitization Report Suite (Loanstream) – Loan Level Exceptions

Schedule 4— Securitization Report Suite (Loanstream) – Exception Level

Schedule 5— Securitization Report Suite (Loanstream) – Valuations Report

Schedule 6— Securitization Report Suite (Loanstream) – Data Comparison

Schedule 7— Securitization Report Suite (Loanstream) – Supplemental Data

Schedule 8— Securitization Report Suite (Loanstream) – QM ATR

Schedule 9— Securitization Report Suite (Loanstream) – Business Purpose

Schedule 10— Securitization Report Suite (Velocity) – Rating Agency Grades

Schedule 11— Securitization Report Suite (Velocity) – Loan Level Exceptions

Schedule 12— Securitization Report Suite (Velocity) – Exception Level

Schedule 13— Securitization Report Suite (Velocity) – Valuations Report

Schedule 14— Securitization Report Suite (Velocity) – Data Comparison

Schedule 15— Securitization Report Suite (Velocity) – Supplemental Data

Schedule 16— Securitization Report Suite (Velocity) – QM ATR

Schedule 17— Securitization Report Suite (Velocity) – Business Purpose

99.5       Disclosures required by Rule 15Ga-2 for Selene Diligence LLC

Schedule 1— Narrative

Schedule 2— Rating Agency Grades

Schedule 3— Standard Findings Report

Schedule 4— Valuations Report

Schedule 5— Supplemental Data Extract

Schedule 6— Business Purpose Supplemental Data

Schedule 7— Data Compare Report

99.6       Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1— Narrative

Schedule 2— Credit Comp Securitization Reports – Loan Level Exceptions

Schedule 3— Credit Comp Securitization Reports – Exception Grades

Schedule 4— Credit Comp Securitization Reports – Valuation Summary

Schedule 5— Credit Comp Securitization Reports – Business Purpose

Schedule 6— Credit Comp Securitization Reports – Data Compare Summary

Schedule 7— Lease Securitization Reports – Loan Level Exceptions

Schedule 8— Lease Securitization Reports – Exception Grades

Schedule 9— Lease Securitization Reports – Valuation Summary

Schedule 10— Lease Securitization Reports – Business Purpose

Schedule 11— Lease Securitization Reports – Data Compare Summary

Schedule 12— TIGRE Results – Event Status Extract

Schedule 13— TIGRE Results – Exception Standard Report

Schedule 14— TIGRE Results – Rating Agency Compliance

Schedule 15— TIGRE Results – UW Compliance

99.7       Disclosures required by Rule 15Ga-2 for Edge Mortgage Advisory Company LLC

Schedule 1— Narrative

Schedule 2— Securitization Report Suite – Exception Report

Schedule 3— Securitization Report Suite – Exception Report - Loan

Schedule 4— Securitization Report Suite – Rating Agency Grades

Schedule 5— Securitization Report Suite – Supplemental Data

Schedule 6— Securitization Report Suite – QM ATR

Schedule 7— Securitization Report Suite – Final Tape Compare Report

Schedule 8— Securitization Report Suite – Valuation Summary Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: May 17, 2022

PMIT Residential Funding V LLC
(Securitizer)

By:	/s/ Kenton T. Smith
Name: Kenton T. Smith
Title: Authorized Person

EXHIBIT INDEX

Exhibit Number

99.1    Disclosures required by Rule 15Ga-2 for Mortgage Connect, LP

Schedule 1— Narrative

Schedule 2— Title Lien Report

Schedule 3— DQ Tax Report

99.2     Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1— Narrative

Schedule 2— Conditions Report — Conditions Summary

Schedule 3— Conditions Report — Conditions Detail

Schedule 4— Conditions Report — Loan Grades

Schedule 5— Loan Level Tape Compare

Schedule 6— Non ATR QM Upload

Schedule 7— Rating Agency ATR QM Data Field

Schedule 8— Valuations Report

Schedule 9— Waived Conditions

99.3     Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1— Narrative

Schedule 2— Securitization Report Suite – Loan Level Exceptions

Schedule 3— Securitization Report Suite – Exception Standard

Schedule 4— Securitization Report Suite – Valuation Securitization Report

Schedule 5— Securitization Report Suite – Securitization Ag

Schedule 6— Securitization Report Suite – Data Compare Report

Schedule 7— Securitization Report Suite – Non QM

99.4     Disclosures required by Rule 15Ga-2 for Recovco Mortgage Management, LLC

Schedule 1— Narrative

Schedule 2— Securitization Report Suite (Loanstream) – Rating Agency Grades

Schedule 3— Securitization Report Suite (Loanstream) – Loan Level Exceptions

Schedule 4— Securitization Report Suite (Loanstream) – Exception Level

Schedule 5— Securitization Report Suite (Loanstream) – Valuations Report

Schedule 6— Securitization Report Suite (Loanstream) – Data Comparison

Schedule 7— Securitization Report Suite (Loanstream) – Supplemental Data

Schedule 8— Securitization Report Suite (Loanstream) – QM ATR

Schedule 9— Securitization Report Suite (Loanstream) – Business Purpose

Schedule 10— Securitization Report Suite (Velocity) – Rating Agency Grades

Schedule 11— Securitization Report Suite (Velocity) – Loan Level Exceptions

Schedule 12— Securitization Report Suite (Velocity) – Exception Level

Schedule 13— Securitization Report Suite (Velocity) – Valuations Report

Schedule 14— Securitization Report Suite (Velocity) – Data Comparison

Schedule 15— Securitization Report Suite (Velocity) – Supplemental Data

Schedule 16— Securitization Report Suite (Velocity) – QM ATR

Schedule 17— Securitization Report Suite (Velocity) – Business Purpose

99.5       Disclosures required by Rule 15Ga-2 for Selene Diligence LLC

Schedule 1— Narrative

Schedule 2— Rating Agency Grades

Schedule 3— Standard Findings Report

Schedule 4— Valuations Report

Schedule 5— Supplemental Data Extract

Schedule 6— Business Purpose Supplemental Data

Schedule 7— Data Compare Report

99.6       Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1— Narrative

Schedule 2— Credit Comp Securitization Reports – Loan Level Exceptions

Schedule 3— Credit Comp Securitization Reports – Exception Grades

Schedule 4— Credit Comp Securitization Reports – Valuation Summary

Schedule 5— Credit Comp Securitization Reports – Business Purpose

Schedule 6— Credit Comp Securitization Reports – Data Compare Summary

Schedule 7— Lease Securitization Reports – Loan Level Exceptions

Schedule 8— Lease Securitization Reports – Exception Grades

Schedule 9— Lease Securitization Reports – Valuation Summary

Schedule 10— Lease Securitization Reports – Business Purpose

Schedule 11— Lease Securitization Reports – Data Compare Summary

Schedule 12— TIGRE Results – Event Status Extract

Schedule 13— TIGRE Results – Exception Standard Report

Schedule 14— TIGRE Results – Rating Agency Compliance

Schedule 15— TIGRE Results – UW Compliance

99.7       Disclosures required by Rule 15Ga-2 for Edge Mortgage Advisory Company LLC

Schedule 1— Narrative

Schedule 2— Securitization Report Suite – Exception Report

Schedule 3— Securitization Report Suite – Exception Report - Loan

Schedule 4— Securitization Report Suite – Rating Agency Grades

Schedule 5— Securitization Report Suite – Supplemental Data

Schedule 6— Securitization Report Suite – QM ATR

Schedule 7— Securitization Report Suite – Final Tape Compare Report

Schedule 8— Securitization Report Suite – Valuation Summary Report